Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

PowerShares S&P 500 High Beta Portfolio (Prospectus Summary): | PowerShares S&P 500 High Beta Portfolio
PowerShares S&P 500 ® High Beta Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

• Effective immediately, on page 41, the fourth sentence of the first paragraph in the section titled "PowerShares S&P 500 ® High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Beta is a measure of relative risk and is the slope of regression.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares S&P 500 High Beta Portfolio (Prospectus Summary): | PowerShares S&P 500 High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P 500 ® High Beta Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Investment Strategy, Heading	rr_StrategyHeading	• Effective immediately, on page 41, the fourth sentence of the first paragraph in the section titled "PowerShares S&P 500 ® High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Beta is a measure of relative risk and is the slope of regression.

PowerShares S&P International Developed High Beta Portfolio (Prospectus Summary): | PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P International Developed High Beta Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Effective immediately, on page 59, the sixth sentence of the first paragraph in the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Beta is a measure of relative risk and is the slope of regression.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares S&P International Developed High Beta Portfolio (Prospectus Summary): | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P International Developed High Beta Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, on page 59, the sixth sentence of the first paragraph in the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Beta is a measure of relative risk and is the slope of regression.
PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDHB

PowerShares S&P Emerging Markets High Beta Portfolio (Prospectus Summary): | PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Effective immediately, on page 64, the sixth sentence of the first paragraph in the section titled "PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Beta is a measure of relative risk and is the slope of regression.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares S&P Emerging Markets High Beta Portfolio (Prospectus Summary): | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares S&P Emerging Markets High Beta Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio

Please Retain This Supplement For Future Reference.

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, on page 64, the sixth sentence of the first paragraph in the section titled "PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Beta is a measure of relative risk and is the slope of regression.
PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEHB